Revenue and Consolidated Segment Data - Schedule of the Assets and Liabilities by Segment (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Disclosure of operating segments [line items]
Total assets		$ 44,211,935	$ 49,093,810
Total liabilities		13,643,703	14,986,675
Operating Segments [Member]
Disclosure of operating segments [line items]
Total assets		44,211,935	49,093,810
Total liabilities		13,643,703	14,986,675
Secured Logistics Business [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total assets		23,676,490	25,890,499
AI&Robotics Solution Business [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total assets		3,780,749	3,770,157
Secured Logistics Business [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total liabilities		12,790,108	12,827,644
AI&Robotics Solution Business [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total liabilities		752,316	612,216
General security solutions [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total assets	[1]		1,150,324
Total liabilities	[2]		1,111,804
Corporate and others [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Total assets		16,754,696	18,282,830
Total liabilities		$ 101,279	$ 435,011

[1]	As of December 31, 2025, the total assets for general security solutions segment were presented as assets held for sale on the consolidated balance sheets. As of June 30, 2026, the Company had completed the disposal of this segment.
[2]	As of December 31, 2025, the total liabilities for general security solutions segment were presented as liabilities directly associated with assets held for sale on the consolidated balance sheets. As of June 30, 2026, the Company had completed the disposal of this segment.